3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details) (USD $)	Jun. 30, 2013
Fair Value Measurements Level 1 [Member]
Liabilities:
Derivative Instruments - Warrants
Total
Fair Value Measurements Level 2 [Member]
Liabilities:
Derivative Instruments - Warrants	4,184,000
Total	4,184,000
Fair Value Measurements Level 3 [Member]
Liabilities:
Derivative Instruments - Warrants
Total
Carrying Value [Member]
Liabilities:
Derivative Instruments - Warrants	4,184,000
Total	$ 4,184,000